Reconciliation of liabilities from financing activities (Detail) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	₨ 23,979,168	₨ 17,087,593	₨ 11,611,878
Proceeds	15,447,433	11,642,842	6,775,374
Repayment	(3,150,951)	(2,892,202)	(2,909,732)
Movement in short term borrowings	(467,200)	(1,520,339)	1,566,975
Cash flow	35,808,450	24,317,894	17,044,495
IFRS 16 adjustments			24,277
Foreign exchange movement	25,472	48,952
Reclass	(2,665,728)	(409,000)	0
Fair value changes	9,593	21,322	18,821
Balance Ending	33,177,787	23,979,168	17,087,593
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	21,527,989	14,880,190	9,409,229
Proceeds	14,453,762	11,046,000	6,448,774
Repayment	(2,751,383)	(2,530,185)	(2,581,123)
Movement in short term borrowings	(467,200)	(1,520,339)	1,566,975
Cash flow	32,763,168	21,875,666	14,843,855
IFRS 16 adjustments			21,776
Foreign exchange movement	24,021	44,541
Reclass	(2,665,728)	(409,000)	0
Fair value changes	13,487	16,782	14,559
Balance Ending	30,134,948	21,527,989	14,880,190
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	2,451,179	2,207,403	2,202,649
Proceeds	993,671	596,842	326,600
Repayment	(399,568)	(362,017)	(328,609)
Movement in short term borrowings			0
Cash flow	3,045,282	2,442,228	2,200,640
IFRS 16 adjustments			2,501
Foreign exchange movement	1,451	4,411
Fair value changes	(3,894)	4,540	4,262
Balance Ending	₨ 3,042,839	₨ 2,451,179	₨ 2,207,403